Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 86,598	¥ 75,513	¥ 67,625
Additions charged to costs and expenses		56,687	60,252	42,450
Deductions	[1]	(66,443)	(51,211)	(42,180)
Other	[2]	(4,059)	2,044	7,618
Balance at end of period		72,783	86,598	75,513
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,077,622	1,027,530	931,247
Additions charged to costs and expenses		154,171	137,039	112,533
Deductions		(116,277)	(80,541)	(57,914)
Other	[3]	(59,658)	(6,406)	41,664
Balance at end of period		¥ 1,055,858	¥ 1,077,622	¥ 1,027,530

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	Translation adjustment and the effect of changes in statutory tax rate.